Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	$ 242,570	$ 226,773
Total loans	247,851	235,235
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	74,996	64,762
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	5,381	5,271
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	80,377	70,033
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	33,360	32,183
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	9,435	7,702
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	42,795	39,885
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	38,598	37,545
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	13,021	13,611
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	51,619	51,156
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	18,515	18,021
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	5,871	5,929
Home Equity And Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	15,916	15,442
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	3,309	3,276
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	6,242	5,709
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	14,822	13,743
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	3,104	3,579
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	49,264	47,678
Total Loans, Excluding Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, excluding covered loans	242,570	226,773
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 5,281	$ 8,462